UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-06674

Exact name of registrant as specified in charter:	The Greater China Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	973-367-7521

Date of fiscal year end:	12/31/2011

Date of reporting period:	3/31/2011

Item 1.  Schedule of Investments

The Greater China Fund, Inc.

Schedule of Investments

as of March 31, 2011 (Unaudited)

Shares	Description	Value
EQUITIES — 97.9%
CHINA — 58.8%
Consumer Discretionary — 3.3%
5,964,000	Brilliance China Automotive Holdings Ltd.(2)	$ 5,980,715
7,129,000	China Dongxiang Group Co. Ltd.(1)	2,254,678
1,241,000	China ZhengTong Auto Services Holdings Ltd.(2)	1,268,410
5,526,000	Skyworth Digital Holdings Ltd.(1)	3,133,072
2,340,000	Springland International Holdings Ltd.	1,765,936

		14,402,811

Consumer Staples — 0.9%
1,117,000	China Yurun Food Group Ltd.(1)	3,748,129

Energy — 7.3%
9,296,000	China Petroleum & Chemical Corp.“H”(1)	9,322,054
7,699,000	CNOOC Ltd.	19,400,427
1,898,000	Kunlun Energy Co. Ltd.	3,025,790

		31,748,271

Financials — 21.4%
25,719,780	China Construction Bank Corp.“H”	24,105,474
2,268,000	China Life Insurance Co. Ltd.“H”	8,514,258
1,708,441	China Overseas Land & Investment Ltd.(1)	3,474,780
1,639,600	China Pacific Insurance Group Co. Ltd.“H”	6,892,973
2,494,800	China Taiping Insurance Holdings Co. Ltd.(1)(2)	7,361,042
12,462,000	Glorious Property Holdings Ltd.(2)	3,428,644
15,205,835	Industrial & Commercial Bank of China Ltd.“H”	12,628,847
4,442,000	PICC Property & Casualty Co. Ltd.“H”(1)(2)	5,356,761
925,500	Ping An Insurance (Group) Co. of China Ltd.“H”(1)	9,382,077
3,539,000	Poly (Hong Kong) Investments Ltd.(1)	3,312,324
11,714,000	Sunac China Holdings Ltd.(2)	3,659,590
4,188,000	Yanlord Land Group Ltd.	5,016,962

		93,133,732

Health Care — 0.4%
4,238,000	Trauson Holdings Co. Ltd.	1,787,128

Industrials — 5.9%
1,290,000	China Merchants Holdings (International) Co. Ltd.	5,448,111
3,555,000	China National Materials Co. Ltd.“H”	3,199,326
3,621,500	China Rongsheng Heavy Industries Group Holdings Ltd.	3,175,366
852,000	CITIC Pacific Ltd.	2,365,997
2,284,000	Cosco Pacific Ltd.	4,322,399
2,418,500	International Mining Machinery Holdings Ltd.	2,120,564
3,030,000	Sany Heavy Equipment International Holdings Co. Ltd.(1)	4,978,453

		25,610,216

Information Technology — 9.1%
7,080,000	Kingdee International Software Group Co. Ltd.(1)	4,441,953
14,710,000	Lenovo Group Ltd.(1)	8,377,941
73,238	SINA Corp.(2)	7,839,396
209,500	Spreadtrum Communications Inc.(ADR)(2)	3,886,225
611,100	Tencent Holdings Ltd.(1)	14,888,207

		39,433,722

Materials — 3.6%
2,240,000	Aluminum Corp. of China Ltd.“H”(1)	2,131,084
574,000	Anhui Conch Cement Co. Ltd.“H”	3,590,175
5,652,000	China Resources Cement Holdings Ltd.	5,602,443
654,000	Jiangxi Copper Co. Ltd.“H”(1)	2,181,906
4,160,000	Maanshan Iron & Steel Co. Ltd.“H”(1)	2,251,626

		15,757,234

Telecommunication Services — 6.0%
1,569,500	China Mobile Ltd.	14,457,673
8,984,000	China Telecom Corp. Ltd.“H”	5,486,359
3,532,000	China Unicom (Hong Kong) Ltd.(1)	5,866,838

		25,810,870

Utilities — 0.9%
2,958,000	China Resources Gas Group Ltd.	4,038,718

	TOTAL CHINA	255,470,831

HONG KONG — 31.3%
Consumer Discretionary — 6.1%
2,381,000	Dah Chong Hong Holdings Ltd.	2,672,357
333,825	Esprit Holdings Ltd.	1,532,174
1,124,000	Li & Fung Ltd.	5,758,582
2,269,500	Lifestyle International Holdings Ltd.	5,432,888
4,871,000	Techtronic Industries Co. Ltd.(1)	6,763,364
4,138,000	Xinyi Glass Holdings Ltd.	4,298,558

		26,457,923

Financials — 16.3%
2,863,000	BOC Hong Kong (Holdings) Ltd.	9,330,828
522,000	Cheung Kong (Holdings) Ltd.	8,509,630
494,000	Hang Lung Properties Ltd.	2,162,544
266,200	Hang Seng Bank Ltd.	4,298,516
517,000	Hong Kong Exchanges & Clearing Ltd.(1)	11,233,062
927,000	Hysan Development Co. Ltd.	3,813,736
1,392,000	Link REIT	4,357,718
2,250,000	Sino Land Co. Ltd.	3,997,712
708,000	Sun Hung Kai Properties Ltd.	11,214,111
509,500	Swire Pacific Ltd.	7,467,409
622,600	Wharf Holdings Ltd. (The)	4,294,373

		70,679,639

Health Care — 1.2%
14,568,000	Sino Biopharmaceutical Ltd.(1)	5,450,217

Industrials — 4.8%
1,130,000	Hutchison Whampoa Ltd.	13,380,088
711,500	Orient Overseas International Ltd.	7,468,820

		20,848,908

Information Technology — 1.3%
4,995,099	Comba Telecom Systems Holdings Ltd.(1)	5,850,371

Utilities — 1.6%
1,044,000	Power Assets Holdings Ltd.	6,979,507

	TOTAL HONG KONG	136,266,565

TAIWAN — 7.8%
Financials — 0.5%
1,656,000	Fubon Financial Holding Co. Ltd.	2,199,065

Industrials — 1.0%
2,857,411	Far Eastern New Century Corp.	4,416,348

Information Technology — 5.2%
949,000	Catcher Technology Co. Ltd.	4,695,544
546,000	Delta Electronics Inc.	2,163,093
1,104,000	Hon Hai Precision Industry Co. Ltd.	3,866,900
928,122	Synnex Technology International Corp.	2,165,139
168,000	TPK Holding Co. Ltd.(2)	4,621,835
561,561	Wintek Corp.(GDR)(144A)(2)	4,974,644

		22,487,155

Materials — 1.1%
848,000	Formosa Plastics Corp.	2,984,646
617,000	Taiwan Fertilizer Co. Ltd.	1,814,922

		4,799,568

	TOTAL TAIWAN	33,902,136

	TOTAL EQUITIES (cost $369,399,123)	425,639,532

SHORT-TERM INVESTMENT — 2.0%
Money Market Fund (3) — 2.0%
8,610,554	JPMorgan Prime Money Market Fund, 0.01% (cost $8,610,554)	8,610,554

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED — 18.1%
Money Market Fund (3) — 18.1%
78,719,489	State Street Navigator Securities Lending Prime, 0.28% (cost $78,719,489)	78,719,489

	TOTAL INVESTMENTS (cost $456,729,166) - 118.0%	512,969,575
	LIABILITIES, IN EXCESS OF CASH AND OTHER ASSETS — (18.0%)	(78,198,366)

	NET ASSETS — 100.0%	$434,771,209

The following abbreviations are used in the portfolio descriptions:

144A—Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid.

ADR—American Depository Receipt

GDR—Global Depository Receipt

(1)	All or a portion of the security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $62,050,171; cash collateral of $78,719,489 (included in liabilities) was received with which the Fund purchased highly liquid short-term investments.
(2)	Non-income producing security.
(3)	Rates shown reflect yield at March 31, 2011.

Aggregate cost for federal income tax purposes was $462,398,231 and net unrealized appreciation consisted of:

Gross unrealized appreciation	$66,200,968
Gross unrealized depreciation	(15,629,624)

Net unrealized appreciation	$50,571,344

The difference between book and tax basis was attributable to deferred losses on wash sales and passive foreign investment companies as of the most recent fiscal year end.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices generally for stocks, exchange traded funds, options and futures traded in active markets for identical securities and mutual funds which trade at daily net asset value.

Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, foreign currency exchange rates, and amortized cost) generally for debt securities, swaps, forward foreign currency contracts and for foreign stocks priced using vendor modeling tools.

Level 3 - significant unobservable inputs valued in accordance with Board approved fair valuation procedures.

The following is a summary of the inputs used as of March 31, 2011 in valuing such portfolio securities:

	Level 1	Level 2	Level 3
Investments in Securities
Equities
China	$255,470,831	$—	$—
Hong Kong	136,266,565	—	—
Taiwan	33,902,136	—	—
Money Market Funds	87,330,043	—	—

Total	$512,969,575	$—	$—

Industry Diversification (Unaudited)

As of March 31, 2011

Percentage of Net Assets
EQUITIES
Consumer Discretionary	9.4%
Consumer Staples	0.9
Energy	7.3
Financials	38.2
Health Care	1.6
Industrials	11.7
Information Technology	15.6
Materials	4.7
Telecommunication Services	6.0
Utilities	2.5

TOTAL EQUITIES	97.9
Short-Term Investment	2.0
Investments of Cash Collateral from Securities Loaned	18.1

TOTAL INVESTMENTS	118.0
Liabilities, in excess of cash and other assets	(18.0)

NET ASSETS	100.0%

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund calculates its net asset value based on the current market value, where available, for its portfolio securities. Securities listed on a securities exchange are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via NASDAQ are valued at the NASDAQ official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Baring Asset Management (Asia) Ltd. to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Securities may be fair valued based on significant events that have occured subsequent to the close of the foreign markets and may use a systematic fair valuation model provided by an independent third party to value securities in order to adjust for possible stale pricing that may occur between the close of the foreign exchanges and the time for valuation. If a security is valued at “fair value”, that value is likely to be different from the last quoted market price for the security. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated as the primary market by Baring Asset Management (Asia) Limited, the investment manager of the Fund. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund’s board of directors (the “Board”). All investments quoted in foreign currencies will be valued weekly in U.S. dollars on the basis of the foreign currency exchange rates prevailing at the time of such valuation. Foreign currency exchange rates are generally determined prior to the close of the New York Stock Exchange (“NYSE”). Occasionally, events affecting the value of foreign investments and such exchange rates occur between the time at which they are determined and the close of the NYSE, which will not be reflected in the computation of the Fund’s net asset value. If events materially affecting the value of such securities or currency exchange rates occur during such time periods, the securities will be valued at their fair value as determined in good faith by or under the direction of the Board.

Investments in open end, non exchange-traded mutual funds are valued at their net asset value as of the close of the New York Stock Exchange (“NYSE”) on the date of valuation.

Other information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.  Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.  Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) The Greater China Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date May 23, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Brian Corris
Brian Corris
President and Principal Executive Officer

Date May 23, 2011

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date May 23, 2011

*	Print the name and title of each signing officer under his or her signature.